Exceptions Report: 8/25/2026

Loan Information									Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
1417836	XXXXXX	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0.00	692	67.28%	XXXXXX	VOM - The mortgage history for the subject property was documented with a private VOM. Program Eligibilty - Per guidelines the minimum FICO score for a cash-out investment property is 700. Borrowers credit score is 692 which is below the minimum requirement for Investor Cash Flow.	VOM - Exception to use private VOM approved by XXXX and in file. Program Eligibilty - 1/21/2025: Seller sent matrix dated XXXX which allowed a minimum 680 Fico.		No	Client Accepted	C	B	2
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